Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Lease debts	$ 74,681
Financial liabilities	26,946
Financial liabilities	101,627
Trade payables	24,159	$ 23,762
Other current liabilities	10,884	13,731
Total Financial liabilities	136,670	$ 139,731
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	8,091
Financial liabilities	11,310
Financial liabilities	19,400
Trade payables	24,159
Other current liabilities	10,884
Total Financial liabilities	54,443
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	31,574
Financial liabilities	14,978
Financial liabilities	46,552
Total Financial liabilities	46,552
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	35,017
Financial liabilities	658
Financial liabilities	35,675
Total Financial liabilities	$ 35,675